Filed with the U.S. Securities and Exchange Commission on October 27, 2014

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	590	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	591	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 590 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended June 30, 2014 for one series of the Trust: Portfolio 21 Global Equity Fund.

Prospectus

October 27, 2014

Portfolio 21 Global Equity Fund

Symbols:
Class R PORTX/Class I PORIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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PORTFOLIO 21 GLOBAL EQUITY FUND

PORTFOLIO 21 GLOBAL EQUITY FUND

SUMMARY SECTION

Investment Objective
The Portfolio 21 Global Equity Fund (the “Fund”) seeks long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R	Class I
Management Fee	0.95%	0.95%
Distribution and Service (12b-1) Fee	0.25%	None
Other Expenses	0.22%	0.17%
Total Annual Fund Operating Expenses	1.42%	1.12%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R	$145	$449	$776	$1,702
Class I	$114	$356	$617	$1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in common stocks of companies that Portfolio 21 (the “Advisor”) believes are leaders in managing environmental risks and opportunities, have above average growth potential, and are reasonably valued.  Under normal market conditions, the Fund’s net assets (plus any borrowings for investment purposes) will be fully invested (at least 80%) in equity securities.  The Fund invests globally and has exposure to emerging and developed markets.  The Fund may invest in companies of any size, and seeks diversification by country and economic sector.

The Fund generally will invest approximately 50% (at least 40%) of its net assets in foreign companies.  Foreign companies are those that either maintain their principal place of business outside of the United States, have their securities principally traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries.  Foreign companies may include companies doing business in the United States but meet the general criteria of a foreign company described above.  The Fund generally will invest in approximately 15 to 20 (at least three) different countries outside of the United States.

The Fund’s foreign holdings may include companies domiciled in emerging markets as well as companies domiciled in developed markets.  There is no limit to the percent of the Fund’s foreign holdings that may be invested in either emerging or developed markets and therefore the Fund may be invested entirely in companies from emerging markets.

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PORTFOLIO 21 GLOBAL EQUITY FUND

The Advisor believes that the best long-term investments are found in companies with above-average financial characteristics and growth potential that also excel at managing environmental risks and opportunities and societal impact.  The Advisor believes that a company’s understanding of environmental principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value.  Therefore, the Advisor conducts fundamental research to find companies with attractive environmental, societal, and financial attributes.  In conducting fundamental research the Advisor combines traditional investment information with proprietary environmental analysis.  The Advisor believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging environmental risks and opportunities.  The Advisor considers a company’s position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices.

The Advisor believes that finding companies that meet its financial and environmental standards is an important part of the process, but that it is also critical to make investments at reasonable valuations.

A security will be sold within a reasonable period of time if the company no longer meets the Advisor’s environmental evaluation criteria or if the company no longer meets the Advisor’s minimum financial standards.

Additionally, the Fund may participate in securities lending arrangements of up to 33 1/3% of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Fund.  The following principal risks can affect the value of your investment:

•	Equity Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Small- and Medium-Sized Company Risk:  Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

•	Management Risk: The Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.

•
Foreign Securities and Emerging Markets Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between United States and foreign regulatory practices.  These risks are enhanced in emerging markets.  Because securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC’s reporting requirements, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies.  Additionally, with respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation.

•
Environmental Policy Risk:  The Fund’s environmental policy could cause it to underperform compared to similar funds that do not have such a policy.  Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

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•
Securities Lending Risk: There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below illustrates how the Fund’s Class R shares total returns have varied from year to year.  The table below illustrates how the Fund’s average annual total returns for 1, 5, and 10-year periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.portfolio21.com.

Calendar Year Total Return*
Class R

* The Fund’s year-to-date return for Class R shares as of September 30, 2014 was -1.30%.

During the period shown in the bar chart, the Fund’s Class R shares’ highest quarterly return was 20.42% for the quarter ended June 30, 2009, and the lowest quarterly return was -17.03% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2013
	1 Year	5 Years	10 Years	Since Inception
Class R
Return Before Taxes	22.16%	13.15%	7.27%	5.51%
Return After Taxes on Distributions	22.17%	13.19%	7.30%	5.52%
Return After Taxes on Distributions and Sale of Fund Shares	12.80%	10.75%	6.12%	4.65%
Class I
Return Before Taxes	22.52%	13.48%	7.58%	5.83%
MSCI ACWI Index (NTR) (reflects no deduction for fees or expenses)	22.80%	14.92%	7.17%	4.29%
MSCI World Equity IndexSM (GTR) (reflects no deduction for fees, expenses or taxes)	27.37%	15.68%	7.56%	4.59%
MSCI World Equity IndexSM (NTR) (reflects no deduction for fees or expenses)	26.68%	15.02%	6.98%	4.07%

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Effective immediately, the MSCI ACWI Index (NTR) will become the primary benchmark index for performance reporting purposes because it better reflects the nature of the Fund’s investments, which includes emerging markets. Also, effective immediately, the Fund will no longer use the MSCI World Equity Index (GTR) nor the MSCI World Equity Index (NTR) as benchmark indices.

Class R shares of the Fund commenced operations on September 30, 1999.  Class I shares of the Fund commenced operations on March 30, 2007.  Performance shown for Class I shares for periods prior to its inception (10 years and Since Inception) reflects the performance of Class R shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  The “Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes are eligible for pass through of foreign tax credits.  Shareholders can use the foreign tax credits to reduce their tax liability.  With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Investment Advisor
Portfolio 21

Investment Team

Name	Title	Managed the Fund Since

James Madden, CFA	Chief Investment Officer and Senior Portfolio Manager	Inception (1999)
Anthony Tursich, CFA	Senior Portfolio Manager	Inception (1999)
Beth Williamson	Senior Research Analyst	2006
Emily Lethenstrom	Senior Research Analyst	2007

Purchase and Sale of Fund Shares
You may purchase or redeem (sell) Fund shares on any business day by written request via mail (Portfolio 21 Global Equity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone toll-free at 866.209.1962, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open Regular Account	To Open Retirement or Tax- Deferred Account	To Open an Automatic Investment Plan	To Add to Your Account
Class R Shares	$5,000	$1,000	$1,000	$100
Class I Shares	$100,000	$100,000	N/A	$1,000

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Investors may pay taxes on distributions through such tax-deferred arrangements upon withdrawal of assets from the Fund.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO 21 GLOBAL EQUITY FUND

ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE,
STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.  The Fund’s investment objective may be changed without shareholder approval upon a 60-day written notice to shareholders.  There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES AND BELIEFS

The Fund invests in companies that the Advisor believes to be leaders in managing environmental risks and opportunities, have above average growth potential, and are reasonably valued.

The Fund is a global equity fund that invests in both domestic and foreign companies of any size or market capitalization.  The Fund invests primarily in common stocks or ADRs.  Under normal market conditions, at the Fund’s net assets (plus any borrowings for investment purposes) will be fully invested (at least 80%) in equity securities.

The Fund generally will invest approximately 50% (at least 40%) of its net assets in foreign companies.  Foreign companies are those that either maintain their principal place of business outside of the United States, have their securities principally traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries.  Foreign companies may include companies doing business in the United States but who meet the criteria of a foreign company described above.  The Fund generally will invest in approximately 15 to 20 (at least three) countries outside of the United States.

The Fund’s investments in foreign securities may be held either directly or through American Depositary Receipts (“ADRs”).  The Fund’s foreign holdings may include companies domiciled in emerging markets as well as companies domiciled in developed markets.  There is no limit to the percent of the Fund’s foreign holdings that may be invested in either emerging or developed markets and therefore the Fund may be invested entirely in companies from emerging markets.  The Fund will typically hold between 50 and 100 stocks in its portfolio.

The Advisor believes that the best long-term investments are found in companies with above-average financial characteristics and growth potential that excel at managing environmental risks and opportunities and societal impact.  The Advisor believes that a company’s understanding of environmental principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value.  Therefore, the Advisor conducts fundamental research to find companies with attractive environmental, societal, and financial attributes.

In conducting fundamental research the Advisor combines traditional investment information with proprietary environmental analysis.  The Advisor believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging environmental risks and opportunities.

The Advisor seeks certain traditional business qualities in each of the companies it considers for the Fund, such as:
•	A history of innovation and competitiveness
•	Products and services that meet important needs
•	Strong market position and the potential for sustained long-term growth
•	Above-average business fundamentals with attractive margins

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•	An ability to manage within ecological limits and to manage environmental risk and opportunity
•	Business practices that are adaptable and reflect industry best practices

Principles for Investment

Portfolio 21’s investment approach includes principles that establish a high bar and assure consistency in our decision-making process.

Ecological Limits: Companies shall demonstrate an understanding of the ecological limits that exist for their business and address their specific impact areas through a range of verifiable initiatives.

Environmental Stewardship: All companies are in a position to protect and preserve the environment and shall have appropriate policies to guide their behavior, as well as a history of appropriate behavior.

Environmental Strategy: Companies shall have strategies for becoming more efficient in their interactions with the environment and show progress toward meaningful goals.

Human Rights & Equality: Companies shall assure that they are not directly, or indirectly through their supply chain, involved in egregious labor practices.

Societal Impacts: Companies shall demonstrate an understanding of the impact that their activities have on a given society or community and behave in a manner respectful of known customs or concerns.

Corporate Governance: All companies have the ability to be honorable corporate citizens and should be expected to do so. Essential to this achievement is a company’s corporate governance structure and policies.

There are certain industries and business activities that we believe are too environmentally risky or present social outcomes that are too unattractive to warrant investment consideration. We exclude the extractive industries of mining and fossil fuel production, as well as companies exclusively involved in agricultural biotechnology, alcohol, gambling, nuclear energy, tobacco, and weapons production. We also evaluate companies to ensure they meet our animal testing requirements.

The Advisor believes that finding companies that meet its financial and environmental standards is an important part of the process, but that it is also critical to make investments at reasonable valuations.

In the Advisor’s opinion, each company is unique in terms of its business and environmental risk profile.  As a result, the Advisor considers many factors in valuing a company, such as:

•	Environmental risk factors
•	Management reputation
•	Traditional analysis of the stock price relative to earnings, cash flow, dividend yield, and book value
•	Valuation of the stock relative to the company’s history, peer group, and to the broad market
•	Balance sheet and debt service analysis, including various measures of financial leverage and interest coverage ratios

The Advisor looks to achieve capital appreciation by investing in superior companies while also maintaining adequate diversification to avoid excessive risk.

The portfolio is diversified by:

•	Economic sector, although the Advisor is willing to have substantial over and under weights relative to the market based on where the Advisor finds the most attractive opportunities

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•	Country or region, based on where the Advisor finds individual opportunities
•	Size of companies, with a consistent overall profile of large, global companies but also including smaller companies with perceived good future potential or unique business models

The Advisor’s approach of investing in what it believes to be great companies results in a portfolio that looks quite different from the overall market.  The Advisor monitors the portfolio closely in an effort to assure prudent diversification based on exposure to a variety of economic trends and investment themes.

Additionally, the Fund may participate in securities lending arrangements of up to 33 1/3% of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

Cash Position.  For various reasons, the portfolio may hold a portion of its assets in cash.  To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and additional expenses.

Shares of Other Registered Investment Companies.  The Fund may invest in shares of other registered investment companies, including money market funds, subject to the limitations of the Investment Company Act of 1940, as amended.  To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are discussed below.

Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stock or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

General Market Risk.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than its worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Small- and Medium-Size Company Risk.  Investments in smaller and medium size companies may be speculative and volatile and involve greater risks than are customarily associated with investments in larger companies.  Many small to medium companies are more vulnerable than larger companies to adverse business or economic developments.  Securities of these types of companies may have limited liquidity and their prices may be more volatile.  They may have limited product lines, markets or financial resources.  New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies.  Any such positive or negative developments could have a corresponding positive or negative impact on the value of their shares. You should expect that the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

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Management Risk.  Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.  The value of your investment is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Foreign Securities and Emerging Markets Risk.  Investing in foreign securities, including ADRs,  entails risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.  With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Fund.  Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC’s reporting requirements.  There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S.  These factors could make foreign investments, especially those in developing countries, more volatile than U.S. investments.

In addition to developed markets, the Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities.

For additional information regarding foreign securities risk, please see the Fund’s most recent Statement of Additional Information (“SAI”).

Environmental Policy Risk.  The Fund’s environmental policy could cause it to underperform compared to similar funds that do not have such a policy.  Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

Securities Lending Risk.  There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.  When the Fund loans its portfolio securities, it will receive collateral consisting of cash or cash equivalents, securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, an irrevocable bank letter of credit, or any combination thereof.  Nevertheless, the Fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.  In addition, any investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

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The Fund may be appropriate for investors who:

•	Want an equity investment in companies that are integrating environmental strategies into their business practices;

•	Are seeking investments in U.S. and non-U.S. companies;

•	Are pursuing a long-term goal such as retirement;

•	Want to add an investment with growth potential to diversify their investment portfolio; and

•	Are willing to accept higher short-term risk along with higher potential for long-term growth.

PORTFOLIO HOLDINGS INFORMATION

A detailed description of policies and procedures with respect to the disclosure of the Fund’s holdings is available in the SAI and at www.portfolio21.com.

INVESTMENT ADVISOR

Portfolio 21, the Fund’s investment advisor, is located at 721 N.W. Ninth Avenue, Suite 250, Portland, Oregon 97209.  The Advisor, which was incorporated in 1987, provides investment management services to individual and institutional investors and manages assets of approximately $586 million as of September 30, 2014.  The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  For its services, the Fund pays the Advisor a monthly management fee, calculated daily and payable monthly, equal to 0.95% of its average daily net assets. For the fiscal year ended June 30, 2014, the Advisor received advisory fees of 0.95% of the Fund’s average daily net assets.

Portfolio plans to  merge  with Trillium Asset Management.  Trillium is an employee-owned investment management firm, based in Boston, Massachusetts with over $1.7 billion in assets under management. Founded in 1982, Trillium integrates Environmental, Social, and Governance (ESG) factors into the investment process as a way to identify the companies best positioned to deliver strong long‐term performance.

Over the next several months, Fund shareholders should expect to receive more information regarding the upcoming merger, and subject to Board approval, shareholders will be asked to approve a new investment advisory agreement.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s Semi-Annual Report to shareholders for the most recent period ended December 31.

Portfolio Expenses

The Fund is responsible for its own operating expenses.  Each Class of shares may have its own specific class-related expenses, such as Rule 12b-1 fees and additional sub-transfer agency expenses for Class R shares.  The Advisor has contractually agreed to reduce its fees and/or pay the Fund’s expenses for the Class R shares and the Class I shares to ensure that Total Annual Portfolio Operating Expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) will not exceed 1.50% and 1.20%, respectively, of each class’ average daily net assets.  The Fund is currently operating below its Expense Caps.  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Class R shares and the Class I shares toward operating expenses for such fiscal year (taking into account the reimbursements) does not exceed the Expense Caps.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

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Investment Team

The Fund is managed by a team of five investment professionals associated with the Advisor, each of whom provides particular expertise to the management function.  Overall investment philosophy, including establishment, review and revision of the environmental selection criteria, is the responsibility of the team.  James Madden and Anthony Tursich make all portfolio structure and trading decisions, including sector and country allocation, individual stock selection, and trading time and location.  Beth Williamson and Emily Lethenstrom are responsible for conducting environmental and societal impact research on current and potential portfolio holdings.

James Madden, CFA, Chief Investment Officer and Senior Portfolio Manager, has more than 20 years of experience in socially and environmentally responsible investing.  He has led several shareholder resolutions with corporations and developed the Advisor’s shareholder activism programs.  He received his bachelor's degree and MBA from the University of Wisconsin.  James has been with the Advisor since 1991 and is jointly and primarily responsible for day-to-day management of the Fund.  He is a member of the CFA Institute and the Portland Society of Financial Analysts.

Anthony Tursich, CFA, Senior Portfolio Manager, has more than 15 years of experience in the field of investment management.  He received his bachelor's degree from Montana State University and his MBA from Portland State University.  Anthony studied European business at Ecole Superieure de Commerce Marseille-Provence in France.  He has been with the Advisor since July 1997, and is jointly and primarily responsible for day-to-day management of the Fund.  Anthony is a member of the CFA Institute and the Portland Society of Financial Analysts.

Beth Williamson, Senior Research Analyst, has more than 10 years of research experience, working for organizations including Green Century Capital Management, Ecopledge, and Oxfam America.  She received her Bachelor’s degree in Environmental Studies from the University of Vermont and her Master’s in Sustainable International Development from Brandeis University.  She has been with the Advisor since January 2006, and is jointly and primarily responsible for environmental and societal impact research on current and potential portfolio holdings.

Emily Lethenstrom, Senior Research Analyst, has more than 10 years of experience in the environmental field and has worked with Oregon Wild and The Greater Flagstaff Forest Partnership.  She received her Bachelor’s degree in Environmental Studies and Politics from Whitman College and her Master's degree in Political Science, with an environmental policy emphasis, from Northern Arizona University.  She has been with the Advisor since May 2007, and is jointly and primarily responsible for environmental and societal impact research on current and potential portfolio holdings.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

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SHAREHOLDER INFORMATION

Electronic Delivery

You may sign up to receive shareholder statements and tax statements electronically on portfolio21.com.  You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on portfolio21.com or contacting the Fund at 877.351.4115.

Pricing of Portfolio Shares

A fund’s share price is known as its net asset value (“NAV”).  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholders transaction orders received in good form (as described below under “How to Purchase Shares”) by U.S. Bancorp Fund Services, LLC (“Transfer Agent”), the Fund’s transfer agent, or an authorized financial intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing

Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed (a “Significant Event”).  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other assets shall be the amount the owner of the security or asset might reasonably expect to receive upon its current sale.  To help determine whether a Significant Event has occurred with respect to securities traded principally in foreign markets, the Fund has engaged a third party service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of trading on the NYSE.

Attempts to determine the fair value of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation.  If any significant discrepancies are found, the Trust may adjust its fair valuation procedures.

How to Purchase Shares
The Fund offers two classes of shares:  Class R and Class I.  The classes differ with respect to their minimum investments.  In addition, Class R shares impose a Rule 12b-1 fee that is assessed against the assets of that class.  Class I shares are primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations.  Class I shares also may be offered through certain financial institutions that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund.

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To purchase shares of the Fund, you must make a minimum initial investment as listed in the table below.

Minimum Investments
	To Open Regular Account	To Open Retirement or Tax- Deferred Account	To Open an Automatic Investment Plan	To Add to Your Account
Class R Shares	$5,000	$1,000	$1,000	$100
Class I Shares	$100,000	$100,000	N/A	$1,000

You may purchase shares of the Fund by completing an account application and mailing it along with a check payable to “Portfolio 21 Global Equity Fund.”

If you invest in Class R shares and make your initial investment through a retirement or tax-deferred account, or enroll in the Fund’s Automatic Investment Plan (“AIP”), the minimum initial investment is $1,000.  Subsequent investments in the amount of at least $100 may be made by mail, by wire or electronic funds transfer.

If you invest in Class I shares, you may be entitled to a waiver of the minimum initial investment requirement.  Circumstances that may warrant waiving or reducing the initial minimum investment include, but are not limited to, the following:

•	Defined contribution plans with plan assets of at least $50 million;
•	Registered investment advisors purchasing at least $100,000 of shares on behalf of their clients;
•	Institutional clients of the Advisor;
•	Trustees and officers of the Trust; and
•
Employees of the Advisor and its affiliates and their immediate families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and Uniform Gift or Transfer to Minor Act accounts naming qualifying persons).

These minimums can be changed or waived by the Advisor at any time.  Shareholders will be given at least a 30-day written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Subject to the Advisor’s approval, if investors currently holding Class R shares would like to convert to Class I shares, there are no tax consequences.  To inquire about converting your Class R shares to Class I shares, please call 877.351.4115.

Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.  The Fund does not accept payment in cash or money orders.  The Fund does not accept cashier’s checks in amounts less than $10,000.  To prevent check fraud, the Fund does not accept third party checks, U.S. treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill paychecks or any conditional order or payment. If your check does not clear, your purchase will be cancelled.  If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

All account applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted.  The Fund reserves the right to reject any purchase order in whole or in part. For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed by the Fund to be “market timers.”

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The Fund does not issue share certificates and its shares have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

If you have questions about buying shares or completing the account application, please call 877.351.4115.  Account applications may also be downloaded from portfolio21.com.

USA PATRIOT ACT
The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply the Fund with your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  Please contact the Transfer Agent at 866.209.1962 if you need additional assistance when completing your account application.

If the Fund does not have a reasonable belief of the identity of a customer, the account application will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

Purchase by Mail.
If you are making an initial investment in the Fund, simply complete and sign an account application and mail it, along with a check made payable to “Portfolio 21 Global Equity Fund” to the address below.

Regular Mail: Portfolio 21 Global Equity Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery: Portfolio 21 Global Equity Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Note:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

If you are making a subsequent purchase, a stub is attached to the account statement you receive after each transaction.  Detach the stub from the statement and mail it, together with a check made payable to “Portfolio 21 Global Equity Fund,” to the address above.  Your account number should be written on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

By Telephone.  If you accepted telephone options on the account application, and your account has been open for at least 15 days, you may purchase additional shares of the Fund by calling toll free at 866.209.1962.  Telephone orders will be accepted via electronic funds transfer from your pre-designated account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, on a day when the NYSE is open, shares will be purchased at the NAV next calculated on that day.  For security reasons, requests by telephone may be recorded.

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By Wire.
Initial Investment
If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone at 866.209.1962 to make arrangements with a telephone customer service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your account application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at 866.209.1962 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of Portfolio 21 Global Equity Fund, your name and your account number so that your wire can be correctly applied.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Transfer Agent at 866.209.1962 to advise of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt.  It is essential that your bank include the name Portfolio 21 Global Equity Fund and your name and account number in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent.  Your bank may charge you a fee for sending a wire to the Fund.

Your bank should transmit funds by wire to:

U.S. Bank N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA# 075000022
Credit: U.S. Bancorp Fund Services
Account Number: 112-952-137
Further Credit:	Portfolio 21 Global Equity Fund,
(Shareholder name)
(account number)

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A., the Fund’s custodian, are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent.

Through a Financial Intermediary.  You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order to these Financial Intermediaries before close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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Automatic Investment Plan (“AIP”).  Class R Shares Only.  For your convenience, the Fund offers an AIP.  Under the AIP, after your minimum initial investment, you authorize the Fund to withdraw the amount you wish to invest from your personal bank account on a monthly or quarterly basis.  Each AIP investment must be $100 or greater.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the account application and mail it to the Fund at the address listed under “Purchase by Mail”, or call the Transfer Agent at 866.209.1962 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  Any request to change or terminate your participation in the AIP should be submitted to the Fund at least five business days prior to the automatic investment date.  If your payment is rejected by your bank, the transfer agent will charge a $25 fee to your account.  The Fund may terminate or modify this privilege at any time.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 866.209.1962 for additional information regarding the Fund’s AIP.

Retirement Plans.  You may invest in the Fund by establishing a tax-sheltered IRA.  The Fund offers Traditional, Roth, SIMPLE and SEP IRAs.  You may obtain information about opening an IRA account by calling the Transfer Agent at 866.209.1962.  If you wish to open a Keogh, Section 403(b) or other type of retirement plan, please contact your Financial Intermediary.

How to Redeem (Sell) Shares

In general, orders to sell (redeem)  Fund shares may be placed either directly with the Fund or through your Financial Intermediary.  You may redeem part or all of your Fund shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

No redemption request will become effective until all necessary documents have been received, in proper form, by the transfer agent.  Shareholders should contact the Fund’s transfer agent for further information concerning documentation required for a redemption of Fund shares.

By Mail.  You may redeem your shares by simply sending a written request to the Transfer Agent.  Please provide the name of Portfolio 21 Global Equity Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  Please have the signature(s) guaranteed, if applicable.  (Please see “Account and Transaction Policies” below).  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization.)  Shareholders should contact the transfer agent for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

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You should send your redemption requests to:

Regular Mail: Portfolio 21 Global Equity Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery: Portfolio 21 Global Equity Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Note:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone and Wire.  By accepting telephone options on the account application, you may redeem (sell) Fund shares by telephone.  For information on how to request telephone redemption privileges after your account is open, you may call the Transfer Agent at 866.209.1962.  If you have a retirement account, you may not redeem shares by telephone.  Once a telephone transaction has been placed, it cannot be cancelled or modified.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  You may make your redemption request in writing.

You may redeem all or some of your shares by calling the Transfer Agent at 866.209.1962 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  For joint accounts, instructions or inquires from either party will be carried out without prior notice to the other account owners.  The maximum amount that may be redeemed by telephone is $100,000.  Redemption proceeds will generally be sent on the next business day to the mailing address that appears on the transfer agent’s records.  Per your request, redemption proceeds may be wired or sent by electronic funds transfer via the ACH network to your pre-designated bank account.  There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades.  Your bank may charge a fee to receive wired funds. Proceeds will be wired on the following business day to the predetermined bank instructions on your account at the time of the redemption.  You are not charged for any proceeds sent via the ACH network.  Credit for proceeds sent via ACH is available in your bank account within two to three days.  Telephone redemptions cannot be made if you notify the transfer agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem (sell) shares by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  Once a telephone transaction has been placed, it cannot be canceled or modified.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Through a Financial Intermediary.  You may redeem (sell) Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemptions through Financial Intermediaries, your order will be processed at the NAV per share next effective after receipt of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Systematic Withdrawal Program.  Class R shares Only.  As another convenience, you may redeem (sell) your Fund shares through the Systematic Withdrawal Program (“SWP”).  Under the SWP, shareholders or their Financial Intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $100.  If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your account.  This program may be terminated at any time by the Fund.  You may also elect to terminate your participation in this program by communicating in writing or by telephone to the Transfer Agent no later than five business days before the next scheduled withdrawal.

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A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of the Fund and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account may ultimately be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of the account application.  Please call 866.209.1962 for additional information regarding the Fund’s SWP.

ACCOUNT AND TRANSACTION POLICIES

Payment of Redemption Proceeds.  Proceeds will generally be processed within seven calendar days after the Fund receives your redemption request.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell the Fund’s shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem (sell) shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period which an emergency exists as result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Redemption requests will be sent to the address of record.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 30 days of the redemption request, the request must be in writing with your signature guaranteed.

Low Balance Accounts.  If your total account balance falls below $1,000 for Class R shares or $100,000 for Class I shares due to redemptions you have made, the Fund may redeem your shares.  This does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.  The Fund will inform you in writing 30 days prior to making an involuntary redemption.  If you do not bring your total account balance up to the minimum initial investment within 30 days, the Fund may redeem your shares and send you the proceeds.  The Fund will not redeem your shares if your account value falls as a result of market fluctuations.

Redemption “In-Kind.”  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from its portfolio (a redemption “in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

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Signature Guarantee.  A signature guarantee may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	When requesting a change in ownership on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request has been received by the Fund’s transfer agent within the last 30 calendar days; and/or
•	For all redemptions in excess of $100,000 from any account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. Signature guarantees will be generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Householding. In an effort to conserve resources, the Fund intends to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same household or entity.  If you would like to discontinue householding for your accounts, please call the Transfer Agent at 866.209.1962 to request individual copies of these documents.  We will begin sending individual copies 30 days after receiving your request to stop householding.  This policy does not apply to account statements.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted a policy regarding excessive trading.  The Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, monitoring trading activity, and using fair value pricing under procedures adopted by the Board when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Advisor to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of their ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

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Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

RULE 12B-1 FEES (Class R Shares Only)

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”).  This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to shareholders.  The Plan provides for the payment of distributions and services at the annual rate of 0.25% of the Fund’s average daily net assets which are payable to the Advisor, as distribution coordinator. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund shares and may cost you more than paying other types of sales charges.

SERVICE FEES AND OTHER THIRD PARTY FEES

In addition to paying fees under the Plan, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to sales charges (including Rule 12b-1 fees) and service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

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DIVIDENDS AND DISTRIBUTIONS

The Fund distributes dividends from its net investment income at least annually.  Based on the investment strategies of the Fund as summarized above, it is anticipated that the Fund’s net investment income generally will consist of interest income and dividends received on investments, less expenses.

The Fund also distributes any realized net capital gain at least annually.  The Fund realizes capital gains mainly from sales of its assets for a profit.  Net capital gains of the Fund (net long-term capital gain over net short-term capital loss) realized and distributed by the Fund and designated as capital gains dividends are taxable to shareholders as long-term capital gains, without regard to the length of time the shareholders have held shares of the Fund.

Dividends and capital gain distributions (collectively, “Distributions”) will be reinvested automatically at the NAV unless you request otherwise in writing.  If you wish to change your Distribution option, write or call the Fund at least five days in advance of the payment date of the Distribution.  Normally, Distributions are taxable events for shareholders whether the Distributions are received in cash or reinvested.  If you elect to receive Distributions from the Fund by check and the U.S. Postal Service cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s then current NAV per share and to reinvest all subsequent Distributions in shares of the Fund until an updated address is received.

TAX CONSEQUENCES

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.  The Fund generally operates in a manner such that it will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders.

The Fund intends to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income or, under current law qualified dividend income.  The federal income tax rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  You will be taxed in the same manner whether you receive your Distributions in cash or reinvest them in additional Fund shares.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

Dividends declared by the Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year will be treated as paid in December for tax purposes.

All distributions generally reduce the NAV of the Fund’s shares by the amount of the distribution.  If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a partial return of your investment.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, the Internal Revenue Service notifies you that you are subject to backup with-holding, or if the Internal Revenue Service instructs the Fund to do so.

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PORTFOLIO 21 GLOBAL EQUITY FUND

Long-term capital gains are taxed at a maximum rate of 20%.  An additional Medicare contribution tax of 3.8% may apply to dividends and capital gains from the Fund for taxpayers whose adjusted gross income exceeds $200,000 for single filers and $250,000 for married joint filers.

This summary is general in nature and does not describe all tax consequences that may apply to an investment in or sale of shares of the Fund.

Because everyone’s tax situation is unique, any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.  State, local or foreign taxation may apply.  Additional information concerning the taxation of the Fund and its shareholders is contained in the SAI.

INDEX DESCRIPTIONS

The MSCI ACWI Index (NTR) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI World Equity IndexSM (GTR) measures performance for a diverse range of developed country global stock markets, including, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The MSCI World Equity IndexSM (NTR) measures performance for a diverse range of developed country global stock markets, including, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

The Fund uses the MSCI ACWI Index Net Total Return (NTR) as its primary benchmark for performance reporting purposes. The Fund will no longer use the MSCI World Equity Index (GTR) as the primary benchmark index nor the MSCI World Equity Index (NTR) as the secondary benchmark index.

The difference between the two NTR benchmarks and the GTR benchmark is that the Net Total Return (NTR) version attempts to take into account the impact of the foreign withholding taxes applicable to non resident investors, such as U.S. residents, when calculating its returns and the Gross Total Return (GTR) version does not adjust for foreign withholding taxes.

The Net Total Return (NTR) benchmark is presented because the Fund is subject to foreign withholding taxes and the Fund’s performance is net of foreign withholding taxes.

Direct investment in an index is not possible.

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PORTFOLIO 21 GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables show the Fund’s financial performance for the periods shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in the Fund would have increased or decreased during the period, assuming you had reinvested all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm.  Its report and the Fund’s financial statements are included in the Annual Report to shareholders for the most recent fiscal period ended June 30, which is available upon request.

Financial Highlights For a capital share outstanding throughout the year
Class R	Year Ended June 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of year	$35.79	$30.27	$33.67	$26.83	$24.71

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.32*	0.27*	0.25*	0.20	0.14
Net realized and unrealized gain (loss) on investments	5.84	5.58	(3.41)	6.80	2.14
Total from investment operations	6.16	5.85	(3.16)	7.00	2.28

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.33)	(0.24)	(0.16)	(0.16)
From net realized gain	–	–	–	–	–
Total distributions	(0.19)	(0.33)	(0.24)	(0.16)	(0.16)
Paid-in capital from redemption fees	0.00**	0.00**	0.00**	0.00**	0.00**
Net asset value, end of year	$41.76	$35.79	$30.27	$33.67	$26.83
Total return	17.24%	19.41%	(9.34)%	26.12%	9.19%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$312.5	$273.1	$235.5	$262.7	$192.2
Portfolio turnover rate	40%	27%	28%	8%	10%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped and expenses absorbed	1.42%	1.44%	1.46%	1.45%	1.48%
After fees waived/recouped and expenses absorbed	1.42%	1.44%	1.46%	1.46%	1.50%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived/recouped and expenses absorbed	0.82%	0.78%	0.83%	0.67%	0.57%
After fees waived/recouped and expenses absorbed	0.82%	0.78%	0.83%	0.66%	0.55%

*     Average shares method.
**     Less than $0.01 per share.

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PORTFOLIO 21 GLOBAL EQUITY FUND

Financial Highlights For a capital share outstanding throughout the year
Class I	Year Ended June 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of year	$35.74	$30.23	$33.64	$26.80	$24.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.46*	0.36*	0.37*	0.30	0.23
Net realized and unrealized gain (loss) on investments	5.82	5.58	(3.45)	6.79	2.13
Total from investment operations	6.28	5.94	(3.08)	7.09	2.36

LESS DISTRIBUTIONS:
From net investment income	(0.25)	(0.43)	(0.33)	(0.25)	(0.23)
From net realized gain	—	—	—	—	—
Total distributions	(0.25)	(0.43)	(0.33)	(0.25)	(0.23)
Paid-in capital from redemption fees	0.00**	0.00**	0.00**	0.00**	0.00**
Net asset value, end of year	$41.77	$35.74	$30.23	$33.64	$26.80
Total return	17.61%	19.75%	(9.09)%	26.49%	9.51%

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$188.0	$144.9	$132.3	$176.7	$117.1
Portfolio turnover rate	40%	27%	28%	8%	10%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.12%	1.14%	1.16%	1.15%	1.18%
After fees waived and expenses absorbed	1.12%	1.14%	1.16%	1.16%	1.20%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.17%	1.08%	1.21%	1.00%	0.87%
After fees waived and expenses absorbed	1.17%	1.08%	1.21%	0.99%	0.85%

*      Average shares method.
**      Less than $0.01 per share.

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PORTFOLIO 21 GLOBAL EQUITY FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

Information we receive about you on applications or other forms;
Information you give us orally; and
Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Advisor
Portfolio 21
721 N.W. Ninth Avenue, Suite 250
Portland, Oregon 97209
877.351.4115

Distributor
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant & Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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PORTFOLIO 21 GLOBAL EQUITY FUND

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”): The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus.  It is legally a part of the Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders.  The Fund’s Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can obtain a free copy of these documents, request other information or make general inquires about the Fund by contacting:

Portfolio 21 Global Equity Fund
721 N.W. Ninth Avenue
Suite 250
Portland, Oregon 97209
Telephone:  877.351.4115
portfolio21.com

You can review and copy information including the Fund’s reports to shareholders and SAI at the Public Reference Room of the SEC, 100 “F” Street, N.E., Washington, D.C.  20549-1520. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund are also available:

Free of charge at portfolio21.com.
Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
For a fee, by writing to the Public Reference Room of the SEC, Washington, D.C.  20549-1520.
For a fee, by email request to: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037.)

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STATEMENT OF ADDITIONAL INFORMATION
October 27, 2014

PORTFOLIO 21 GLOBAL EQUITY FUND

Class R Shares - PORTX
Class I Shares - PORIX

721 N.W. Ninth Avenue, Suite 250
Portland, Oregon 97209
877.351.4115
portfolio21.com

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus for the Class R and Class I shares, the retail and institutional classes, respectively, dated October 27, 2014, of the Portfolio 21 Global Equity Fund, advised by Portfolio 21 (the “Advisor”), a series of Professionally Managed Portfolios (the “Trust”).  Copies of the Fund’s Prospectus for the Class R shares and the Class I shares are available at portfolio21.com or by calling the above number.

The Fund’s most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Fund’s Annual Report dated June 30, 2014 as filed with the Securities and Exchange Commission (“SEC”).

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THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company.  Prior to May 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. On January 20, 2013, the name of the Portfolio 21 Fund was changed to the Portfolio 21 Global Equity Fund.  This SAI relates only to the Portfolio 21 Global Equity Fund (the “Fund”).

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Class R Shares of the Fund commenced operations on September 30, 1999.  Class I Shares of the Fund commenced operations on March 30, 2007.

The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at sec.gov.

INVESTMENT POLICIES AND RISKS

The Fund primarily invests in common stocks of domestic and foreign companies that satisfy certain environmental and social selection criteria.  The Fund is diversified.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the mutual fund purchases a security.  If the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. The Fund would then be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified mutual fund under applicable federal securities laws.

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Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

The following information supplements the discussion of the Fund’s investment objective and policies as set forth in the Prospectus.  The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Risks Associated With Recent Economic Events

The U.S. credit markets have been experiencing extreme volatility and disruption for more than five years. Instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. These developments may increase the volatility of the value of securities owned by a Fund. These developments may also make it more difficult for a Fund to accurately value its securities or to sell its securities on a timely basis. These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by a Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers. Such developments could, in turn, reduce the value of securities owned by a Fund and adversely affect the net asset value (“NAV”) of its shares.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect a Fund or investments made by a Fund. Possible regulatory actions taken under these revised and expanded powers may include actions related to financial consumer protection, proprietary trading and derivatives. There is a risk that new and additional government regulation authorized by the Dodd-Frank Act could result in higher Fund costs and expenses. Legislators and regulators in the United States are currently considering a wide range of proposals in addition to the Dodd-Frank Act that, if enacted, could result in major changes to the way banking operations are regulated.  In addition, the recent European debt crisis and related financial restructuring efforts have contributed to the instability in global credit markets. The strength and duration of any economic recovery will be impacted by the European debt crisis and the reaction to any efforts to address the crisis.

Government Intervention In Financial Markets Risk

The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which a Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund's ability to achieve its investment objective.

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Equity Securities.
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Fund may invest. All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the Fund’s securities may fluctuate substantially from day-to-day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small- or medium-sized companies, it will be exposed to the risks of small- and medium-sized companies.  Such companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, or services, markets, or financial resources, or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund.

Common Stocks
Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.

Convertible Securities
Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Convertible securities also include corporate bonds, notes and preferred stock.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risks associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

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Foreign Investments and Currencies.
The Fund may invest in the securities of foreign issuers (“foreign securities”), including sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to the Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.  Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

From time to time, the Fund may invest a significant portion of its assets in the securities of a single country or region.  Substantial investment in a single country or region will subject the Fund, to a greater extent, to the risks associated with investments in that region or country.  The Fund will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.

Dividends and interest payable on the Fund’s foreign securities may be subject to foreign withholding tax. The Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in the Fund, under U.S. tax law, they will reduce the net return to the Fund’s shareholders.

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Foreign Currency Transactions
Investments in foreign companies will usually involve currencies of foreign countries.  To the extent that the Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.  The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.  The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

Although the Fund has no present intent of conducting foreign currency contracts, the Fund may, in the future, conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract.

The Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract.  A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  Forward contracts are considered to be derivatives.  The Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract.  In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities.  The Fund will not enter into forward contracts for speculative purposes.  The Fund will not have more than 10% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s investment securities or other assets denominated in that currency.

At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract.  If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency.  The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Risks of Foreign Currency Transactions
Foreign currency transactions involve certain costs and risks.  The Fund incurs foreign exchange expenses in converting assets from one currency to another.  Forward contracts involve a risk of loss if the Advisor is inaccurate in its prediction of currency movements.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  The precise matching of forward contract amounts and the value of the securities involved is generally not possible.  Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency The Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency.  The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

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In addition, there is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.  Quotation information available is generally representative of very large transactions in the interbank market.  The interbank market in foreign currencies is a global around-the-clock market.  Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.  The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

American Depository Receipts
The Fund may invest in ADRs.  ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers.  ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter (“OTC”) market.  Investments in ADRs involve risks similar to direct investment in the underlying foreign security.  Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation.  Available information about the issuer of an unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

Other Registered Investment Companies.
The Fund may invest in the securities of other registered investment companies, subject to the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”).  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses The Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).

Illiquid Securities.
The Fund may not invest more than 15% of the value of its net assets in securities that are illiquid.  The Advisor will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with this investment restriction.

Illiquid securities may, under certain circumstances, include securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

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Restricted Securities.
The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Repurchase Agreements.
The Fund may enter into repurchase agreements.  For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government security subject to the repurchase agreement.  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the U.S. government security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.

Because a repurchase agreement is deemed to be a loan under the 1940 Act, it is not clear whether a court would consider the U.S. government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the U.S. government security.  If a court characterizes the transaction as a loan, and the Fund has not perfected a security interest in the U.S. government security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

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Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Borrowing.
The 1940 Act permits a portfolio to borrow money in amounts of up to one-third of a Fund’s total assets from banks for any purpose, and to borrow up to 5% of a Fund’s total assets from banks or other lenders for temporary purposes.  To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  Borrowing money to increase a Fund’s investment portfolio is known as “leveraging.”  Borrowing, especially when used for leverage, may cause the value of a Fund’s shares to be more volatile than if a Fund did not borrow.  This is because borrowing tends to magnify the effect of any increase or decrease in the value of a Fund’s portfolio holdings.  Borrowed money thus creates an opportunity for greater gains, but also greater losses.  To repay borrowings, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.  There also are costs associated with borrowing money, and these costs would offset and could eliminate a Fund’s net investment income in any given period.  Currently, the Fund’s does not contemplate borrowing money for investment purposes.  The Fund’s Investment Restriction regarding borrowing will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act.  Reverse repurchase agreements may be considered to be a type of borrowing.  Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy.  Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.  Such trading practices may include futures, options on futures, forward contracts and other derivative investments.

Securities Lending.
The Fund has received Board approval to lend up to 33 1/3 of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral (which may include cash, U.S. government or agency securities, or irrevocable bank letters of credit) from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

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Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Short-Term Investments.
The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.
The Fund may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.
The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s® Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc.©, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix A.

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INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.	Borrow money, except for temporary or emergency purposes. Any such borrowings will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

3.	Mortgage, pledge or hypothecate any of its assets except in connection with any borrowings and only with respect to 33 1/3% of its assets.

4.
Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities.  (This restriction does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

5.
Purchase real estate, commodities or commodity contracts.  (As a matter of operating policy, the Board may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

6.
Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges or (b) entering into options, futures or repurchase transactions.

7.
Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except that this restriction does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.

8.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer, except that this restriction does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  The Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

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2.	Invest in securities of other investment companies except as permitted under the 1940 Act.

3.	Invest, in the aggregate, more than 15% of its net assets in illiquid securities.

4.	With respect to fundamental investment restriction No. 2 above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

5.
Make any change in its investment policy of investing at least 80% of its net assets plus borrowings in equity securities as suggested by the Fund’s name without first changing the Fund’s name and providing the Fund’s shareholders with at least 60 days’ prior written notice.

Except with respect to borrowing, if a percentage restriction set forth in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.  The Fund will reduce its borrowing amount within three days, if its asset coverage falls below the amount required by the 1940 Act.  The Fund will ensure that any purchase of securities made by the Fund will not cause the Fund to violate the percentage thresholds noted.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions and taxable distributions.  The Fund’s portfolio turnover rate for the following fiscal years is shown in the table below.  See “Execution of Portfolio Transactions and Brokerage.”

	June 30, 2014	June 30, 2013
Portfolio Turnover Rate	40%	27%

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PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of the holdings of the Fund.  The policy was developed in consultation with the Advisor and has been adopted by the Advisor.  Information about the Fund’s holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Fund’s holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, the principal underwriter or any other affiliated person of the Fund.  After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, or custody of the Fund.  Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Portfolio shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at sec.gov.  In addition, the Fund also discloses its complete holdings and certain other portfolio characteristics on the Fund’s website at portfolio21.com generally on the fourth business day after each month-end.  The month-end holdings for the Fund will remain posted on the Fund’s website until updated the following month-end.  Holdings information posted on the Fund’s website may be provided separately to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Fund has a legitimate business purpose and when the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

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In no event shall the Advisor, its affiliates or employees, the Fund, or any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s holdings.

There can be no assurance that the policy and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.portfolio21.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	Formerly, President, Talon Industries, Inc. (business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Director, PNC Funds, Inc.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The University of Virginia Law School Foundation.

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Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Eric W. Falkeis (born 1973) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since September 2011.	Chief Operating Officer, Direxion Funds since 2013; Formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC, since 1997.	1	None.
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	1	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds, Aston Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.
Officers of the Trust

Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Secretary	Indefinite Term; Since March 2013. Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007.	Not Applicable.	Not Applicable.
Eric C. VanAndel (born 1967) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term: Since April 2013	Vice President, U.S Bancorp Fund Services, LLC since April 2005.	Not Applicable.	Not Applicable.

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Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011.	Senior Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.

In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established three standing committees, a Nominating Committee, an Audit Committee, and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees”.  The Board is comprised of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates.  The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees.  The Chairman of the Board is an Independent Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

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Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as Trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as Chairman-elect of the Independent Directors Council and a member of the Board of Governors of the Investment Company Institute. She has executive experience through her former positions as the President of Talon Industries, Inc. (a consulting company), the Executive Vice President and Chief Operating Officer of Integrated Asset Management (an investment advisor and manager) and as the President of Value Line, Inc. (an investment advisory and financial publishing firm).  Ms. Berry also has board experience with another investment management company.  Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Ms. Berry’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Cook’s Trustee Attributes include his investment and executive experience through his investment consulting business and former Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial advisor). He has substantial board experience, serving on the board of several foundations.  Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Cook’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational and risk oversight experience through his position as President and Chief Operating Officer of the Direxion Funds and the Direxion Exchange Traded Funds.  The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience. He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisors and mutual funds). He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems).  Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Froebel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission.  Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Trust Committees.
The Trust has three standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations for consideration by shareholders to the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee met once during the Fund’s last fiscal year.

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The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting.  The Audit Committee met twice during the Fund’s last fiscal year.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet during the Fund’s last fiscal year.

Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of the Treasurer and Assistant Treasurer and overseen by the Trustees.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met three times during the Fund’s last fiscal year.

Trustee Ownership of Portfolio Shares and Other Interests.
The following table shows the value of any Fund shares and shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2013.

Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Dorothy A. Berry	None	$10,001-$50,000
Wallace L. Cook	None	Over $100,000
Eric W. Falkeis	None	None
Carl A. Froebel	None	None
Steven J. Paggioli	None	$50,001-$100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates. Accordingly, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, during the two most recently completed calendar years, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter or any of its affiliates.

Compensation.
Independent Trustees each receive an annual retainer of $85,000 allocated among each of the various portfolios comprising the Trust.  The Chairman of the Board receives an additional annual retainer of $15,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from the applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees for the fiscal year ended June 30, 2014.

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Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Portfolio and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Independent Trustee	$2,396	None	None	$2,396
Wallace L. Cook, Independent Trustee	$2,058	None	None	$2,058
Eric W. Falkeis, Independent Trustee	$2,058	None	None	$2,058
Carl A. Froebel, Independent Trustee	$2,058	None	None	$2,058
Steven J. Paggioli, Independent Trustee	$2,058	None	None	$2,058
(1)
There are currently numerous unaffiliated portfolios comprising the Trust.  The term “Fund Complex” applies only to the Fund. For the fiscal year ended June 30, 2014, aggregate Trustees’ fees of $376,000 were incurred by the Trust.

Code of Ethics.
The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy voting policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.  The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Fund and to maximize its values over time.

The Advisor’s Policy is summarized as follows:

The Advisor specializes in environmentally and socially responsible investing, and the Advisor’s clients are concerned with environmental and social issues.  As a result, Advisor’s policy is to exercise shareholder rights through proxy voting in line with supporting environmentally and socially responsible policies and actions.  General principles that guide proxy voting include supporting transparency, supporting policies and actions on sustainable development, and supporting principles of equity and fairness.  This includes supporting shareholder proposals that encourage management to pursue environmentally and socially desirable goals. Each proxy issue will be voted on a case-by-case basis according the principles described above.

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The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 877.351.4115, and on the SEC’s website at sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  As of September 30, 2014, the Trustees as a group did not own more than 1% of the outstanding shares of the Fund.  As of September 30, 2014, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Principal Holders of the Fund – Class R Shares
Name and Address	% Ownership	Type of Ownership
Charles Schwab Co., Inc. Special Custody Account Attn Mutual Funds Dept 211 Main Street San Francisco, CA 94105-1905	35.03%	Record
National Financial Services, LLC For the Sole Benefit of Its Customers Attn Mutual Funds Dept 200 Liberty Street, Fl 5 New York, NY 10281-5503	13.10%	Record
First Clearing, LLC 2801 Market Street St. Louis, MO 63103	10.92%	Record

Principal Holders of the Fund – Class I Shares
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody Account Attn Mutual Funds Dept 211 Main Street San Francisco, CA 94105-1905	54.51%	Record

THE FUND’S INVESTMENT ADVISOR

Portfolio 21, 721 N.W. Ninth Avenue, Suite 250, Portland, Oregon  97209, acts as investment advisor to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  There is currently no control person to the Advisor.

The Advisory Agreement continues in effect from year to year if such continuance is specifically approved at least annually by the Board or by a vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than a 60-day, nor less than a 30-day, written notice and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 0.95% of the Fund’s average daily net assets as specified in the Fund’s Prospectus.  However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

The Advisor has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses Plus Recouped Management Fees for Class R and Class I shares of the Fund to 1.50% and 1.20%, respectively, of the Fund’s average net assets (the “Expense Caps”).  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.  The Fund’s accrued advisory fees and waived fees for the following fiscal years are shown in the table below.

Fiscal Year Ended,	Fees Accrued	Fees Waived	Total Fees Paid to Advisor
June 30, 2014	$4,484,881	$0	$4,484,881
June 30, 2013	$3,773,137	$0	$3,773,137
June 30, 2012	$3,754,826	$0	$3,754,826

Investment Team
The Fund is managed by a team of five investment professionals associated with the Advisor, each of whom provides particular expertise to the management function.  The investment team consists of James Madden, Anthony Tursich, Beth Williamson, and Emily Lethenstrom.  The following provides information regarding other accounts managed by each member of the investment team as of June 30, 2014.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
James Madden
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	86	$111.0 million	0	$0
Anthony Tursich
Other Registered Investment Companies	0	$0	0	$0
Other Pooled	0	$0	0	$0

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Investment Vehicles
Other Accounts	86	$111.0 million	0	$0
Beth Williamson
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Emily Lethenstrom
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The investment team members’ compensation consists of a fixed salary, a bonus, and a retirement plan.  A team member’s salary and bonus is not based on the performance of the Fund or other managed accounts.  Salary is determined by the position a team member holds, as well as his or her experience, education, merit, productivity and contribution to the team.  Regular salary surveys are conducted to ensure salaries are paid with the appropriate range in accordance with industry standards.  Bonuses are determined by the profits of the Advisor for the fiscal year. The distributions of the bonuses to all employees are based on a wide range of factors as applied to each employee, including length of employment, position held and employee performance.  Investment team members participate in a fixed retirement plan that is available to all employees of the firm.

The Advisor manages other accounts or products using the same or similar investment strategy as the Fund’s strategy, and manages other accounts for individual or institutional clients.  Such separate accounts are composed of domestic stocks, foreign stocks (including ADRs), bonds and shares of the Fund.  The Advisor does not receive a fee from its managed account clients for the portions of managed accounts that are invested in the Fund.

Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities for more than one investment account or in other circumstances.  These potential conflicts of interests include the allocation of investment opportunities and the allocation of time and investment ideas.  The Advisor aggregates orders among the Fund and the other accounts. The Advisor does not currently participate in any soft dollar arrangements with respect to the Fund or any other accounts.  The Advisor believes such inherent conflicts of interest in managing accounts for various clients are controlled and mitigated by its trade allocation policy, code of ethics, other compliance policies and procedures to which the portfolio managers are subject and the fact that the compensation for portfolio managers is not based on the performance of the Fund or other managed accounts.

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The following indicates the dollar range of beneficial ownership of shares by each member of the Fund’s investment committee as of June 30, 2014:

Name of Investment Team Member	Dollar Range of Equity Securities in the Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
James Madden	$500,001 - $1,000,000
Anthony S. Tursich	$100,001 - $500,000
Beth Williamson	$100,001 - $500,000
Emily Lethenstrom	$50,001 - $100,000

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant.
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”), 615 East Michigan Street, Milwaukee, WI  53202, acts as administrator to the Fund.  USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value (“NAV”) and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund a fee based on the Fund’s current average daily net assets of 0.15% on assets up to $50 million, 0.12% on assets between $50 million and $100 million, 0.10% on assets between $100 million and $150 million and 0.05% on the remaining balance with a minimum fee of $30,000.  USBFS also is entitled to certain out-of-pocket expenses. USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements. Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is charged to the Fund and approved by the Board annually.

The table below shows the amount of administration fees paid by the Fund to USBFS for the years shown.

Fiscal Year Ended,	Administration Fee Paid
June 30, 2014	$252,231
June 30, 2013	$214,170
June 30, 2012	$302,577

Custodian.
U.S. Bank National Association, is the custodian for the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin  53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

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Independent Registered Public Accounting Firm and Legal Counsel.
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.

Paul Hastings LLP, 75 East 55th Street, New York, New York, 10022, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund’s securities transactions.  The purchases and sales of securities in the OTC market are generally executed with a broker, however, the Advisor may execute trades directly with a “market-maker” if a better price and execution can be obtained.

Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by Financial Industry Regulatory Authority (“FINRA”) and the SEC.

It is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund.  In accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution, the Advisor may, but does not currently, give weight to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

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The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it direct securities transactions to brokers in exchange for selling shares of the Fund.  However, broker-dealers who execute brokerage transactions may affect purchase of shares of the Fund for their customers.

The table below shows the amount of brokerage commission paid by the Fund with respect to transactions for the fiscal years shown.

	June 30, 2014	June 30, 2013	June 30, 2012
Brokerage Fees Paid	$173,775	$87,232	$85,146

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

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Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund.

The securities in the Fund, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

The Fund will invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation.  Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the Fund’s NAV.  If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above.  Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market.  All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer.  When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

For foreign securities traded on foreign exchanges the Trust has selected FT Interactive Data (“FTID”) to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund’s securities traded on those foreign exchanges. The Fund utilizes a confidence interval when determining the use of the FTID provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depository Receipt, if one exists. FTID provides the confidence interval for each security for which it provides a price. If the FTID provided price falls within the confidence interval the Fund will value the particular security at that price. If the FTID provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.

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All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of the Fund shares.

How to Buy Shares.
In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of the Fund shares is its NAV.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form as discussed in the Fund’s Prospectus before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Fund.  The Trust has granted limited authority to the Advisor to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, the Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities.  Any securities used to buy the Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

How to Sell Shares and Delivery of Redemption Proceeds.
You can sell your the Fund shares any day the NYSE is open for regular trading.  Payments to shareholders for the Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s securities at the time of redemption or repurchase.

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Telephone Instructions.
As described in the Prospectus, shareholders with telephone privileges established on their account may redeem the Fund shares by telephone.  Upon receipt of any instruction or inquiry from a person claiming to be a shareholder, the Fund or its authorized agents may carry out the instruction and/or respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the Transfer Agent fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written request, as described in the Prospectus.  Telephone privileges may be modified or terminated without notice.

Redemptions In-Kind.
The Trust has filed an election under SEC Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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RULE 12B-1 DISTRIBUTION PLAN

As noted in the Prospectus, the Fund has adopted a Distribution Plan for its Class R shares in accordance with Rule 12b-1 (the “Plan”) under the 1940 Act.  The Plan provides that the Fund will pay a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets of its Class R shares.  The fee is paid to the Advisor as distribution coordinator for its Class R shares as compensation for distribution related activities, not reimbursement for specific expenses incurred.

The Plan allows excess Class R share distribution expenses to be carried forward by the Advisor, as distribution coordinator, and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

The table below shows the 12b-1 payments paid by the Class R shares of the Fund pursuant to the Plan for the fiscal year ended June 30, 2014.

12b-1 Payments Paid
$740,148

Of this amount, payments were made for the following activities:

Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel
$59,412	$8,299	$0	$420,170	$252,268

DISTRIBUTIONS AND TAX INFORMATION

Distributions.
Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions to each shareholder.

Tax Information.
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund has elected to qualify and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with such distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with such requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98.2% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If the Fund fails to qualify as a regulated investment company under Subchapter M of the Code, it will be taxed as a regular corporation.

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In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  An additional Medicare contribution tax of 3.8% applies to dividends and capital gains for taxpayers whose adjusted gross income exceeds $200,000 for single filers and $250,000 for married joint filers.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Portfolio for their taxable year.  In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified income for individual shareholders and for the dividends-received deduction for corporate shareholders under federal tax law.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Portfolio shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

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Any long term capital gain distributions are taxable to shareholders as long term capital gains regardless of the length of time they have held their shares.  Capital gains distributions are not eligible for the dividends received deduction referred to in the previous paragraph.  There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Portfolio shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund, subject to certain exceptions.  If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Fund’s foreign source income (including any foreign income taxes paid by the Fund), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns.  If not more than 50% in value of the Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, subject to certain exceptions.  In this case, these taxes will be taken as a deduction by the Fund.

The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund.  Income from foreign currencies and income from transactions in forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies generally will qualify as permissible regulated investment company income under Subchapter M of the Code.

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Any security or other position entered into or held by the Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes.  In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short–term capital gain rather than long–term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short–term capital losses, be treated as long–term capital losses.  Different elections are available to the Fund that may mitigate the effects of the straddle rules.

At June 30, 2014, the Fund had no capital loss carryforwards available for federal income tax purposes.

Certain forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by the Fund at the end of its taxable year generally will be required to be “marked-to-market” for federal income tax purposes, that is, deemed to have been sold at market value.  Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long–term capital gain or loss, and the balance will be treated as short–term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund.  Under these rules, foreign exchange gain or loss realized with respect to foreign currency forward contracts is treated as ordinary income or loss.  Some part of the Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on the Fund’s distributions.

In addition, if the requirements of recently enacted legislation “Foreign Account Tax Compliance Act” (known as FATCA) are not met, the United States may impose a 30 percent U.S. withholding on certain foreign financial institutions and other foreign entities with respect to distributions on and proceeds from the sale or disposition of shares in the Fund.  FATCA withholding will generally apply to payments of dividends made on or after July 1, 2014 and payments of gross proceeds from sales of shares made on or after January 1, 2017.  Shareholders should consult their tax advisors regarding the possible implications of this legislation as well as the other U.S. federal, state, local and foreign tax consequences of an investment in Fund shares.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The Internal Revenue Service could assert a position contrary to those stated here.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice to his or her own particular circumstances.

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DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement (the “Distribution Agreement”) between the Fund and Quasar, Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of FINRA.

The Distribution Agreement between the Fund and Quasar continues in effect only if such continuance is specifically approved at least annually by the Board or the vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund.  Such payments may be divided into categories as follows:

Support Payments.
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs or platforms.

As of December 31, 2013, the Advisor has agreements with six firms to pay such Support Payments, which are structured in three ways:  (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.  Support Payments for the calendar year 2013 were as follows:

Firm	Payment
Charles Schwab	$111,142
Pershing	$ 800
ING	$ 677
Fidelity	$ 653
Merrill Lynch	$ 487
UBS	$ 3

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Entertainment, Conferences and Events.
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may or may not provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.

FINANCIAL STATEMENTS

The Annual Report to shareholders for the Fund for the fiscal year ended June 30, 2014 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX A
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1-Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 - Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A - 1 - This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A - 2 - Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

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PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008, between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)
Investment Advisory Agreement dated December 7, 2007, between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 11, 2013, between the Trust, on behalf of the Hodges Small Intrinsic Value Fund, the Small-Mid Cap Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(vi)(B)
Investment Advisory Agreement dated October 31, 2011, between the Trust, on behalf of the series listed on Schedule A, which may be amended from time to time (each a “Fund”), and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(vii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008, between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008, between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(ix)
Investment Advisory Agreement dated August 31, 2010, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(x)
Investment Advisory Agreement dated July 31, 2012, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xi)	Investment Advisory Agreement dated February 25, 2014, between the Trust, on behalf of Portfolio 21 Global Equity Fund, and Portfolio 21 Investments – filed herewith.
(xii)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xiii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiv)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xiv)(A)
Amendment to Schedule A of the Investment Advisory Agreement dated August 14, 2012, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(xv)
Investment Advisory Agreement dated May 1, 2009, between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xv)(A)
Investment Sub-Advisory Agreement dated May 1, 2009, between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xvi)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvi)(A)
Amended Schedule A dated March 28, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xvi)(B)
Amended Schedule A dated August 13, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, DSM Global Growth & Income Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xvii)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xviii)
Investment Advisory Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xix)
Investment Advisory Agreement dated April 6, 2011, between the Trust, on behalf of the GoodHaven Fund and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xx)
Investment Advisory Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xx)(A)
Amended Schedule A dated April 30, 2013, to Investment Advisory Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(xxi)
Form of Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xxii)
Interim Investment Advisory Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(xxii)(A)
Investment Advisory Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xxiii)
Investment Advisory Agreement between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxiv)
Investment Advisory Agreement dated March 27, 2013, between the Trust, on behalf of the McKinley Diversified Income Fund and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxiv)(A)
Amended Schedule A dated February 18, 2014, to the Investment Advisory Agreement dated March 27, 2013, between the Trust, on behalf of the McKinley Non-U.S. Core Growth Fund and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xxv)
Investment Advisory Agreement dated December 30, 2013, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund and Otter Creek Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxvi)
Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the Balter Long/Short Equity Fund and Balter Liquid Alternatives, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvi)(A)
Investment Sub-Advisory Agreement dated December 31, 2013, between Balter Liquid Alternatives, LLC and Apis Capital Advisors, LLC on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvi)(B)
Investment Sub-Advisory Agreement dated December 31, 2013, between Balter Liquid Alternatives, LLC and Midwood Capital Management, LLC on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvi)(C)
Form of Investment Sub-Advisory Agreement between Balter Liquid Alternatives, LLC and Madison Street Partners, LLC is herein incorporated by reference from Post-Effective Amendment No. 565 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2014.

(xxvi)(D)
Form of Investment Sub-Advisory Agreement between Balter Liquid Alternatives, LLC and Millrace Asset Group, Inc. is herein incorporated by reference from Post-Effective Amendment No. 565 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2014.

	(xxvi)(E)	Form of Investment Sub-Advisory Agreement between Balter Liquid Alternatives, LLC and Willowbridge Associates Inc. – to be filed by amendment.
(xxvi)(F)
Amended Schedule A to the Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the Balter Discretionary Global Macro Fund and Balter Liquid Alternatives, LLC – to be filed by amendment.

(xxvii)
Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital TwinLine MLP Fund and BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(xxviii)	Investment Advisory Agreement dated ________________, between the Trust, on behalf of the Rothschild Funds – to be filed by amendment.
(e)	(i)
Distribution Agreement dated May 19, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(ii)(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(C)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iii)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iii)(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iv)	Distribution Agreement dated January 10, 2007, between the Trust, on behalf of the Portfolio 21 Global Equity Fund, and Quasar Distributors, LLC – filed herewith.
(v)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 26, 2007.

(vi)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(vi)(B)
Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(vii)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(viii)
Form of Distribution Agreement between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ix)
Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ix)(A)
First Amendment dated March 5, 2012, to the Distribution Agreement dated June 15, 2009, between the Trust and Quasar Distributors, LLC, on behalf of the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(ix)(B)
Second Amendment dated March 1, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Small-Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(ix)(C)
Third Amendment dated August 13, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(x)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xi)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xii)
Distribution Agreement dated February 16, 2011, between the Trust, on behalf of the GoodHaven Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xiii)
Distribution Agreement dated May 19, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xiv)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xv)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xvi)
Distribution Agreement between the Trust, on behalf of the McKinley Diversified Income Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xvi)(A)
First Amendment dated February 18, 2014 to the Distribution Agreement dated March 27, 2013, between the Trust, on behalf of the McKinley Non-U.S. Core Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xvii)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf the Otter Creek Long/Short Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xviii)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf of Balter Long/Short Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xviii)(A)
First Amendment dated _____ to the Distribution Agreement dated November 11, 2013, between the Trust, on behalf of the Balter Discretionary Global Macro Fund and Quasar Distributors, LLC – to be filed by amendment.

(xix)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital MLP Fund and Foreside Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(xx)	Distribution Agreement dated ________, between the Trust, on behalf of the Rothschild Funds and Quasar Distributors, LLC – to be filed by amendment.
(f)		Bonus or Profit Sharing Contracts – None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund and TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(ii)
Addendum to the Custody Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(A)
Amendment to the Custody Agreement on behalf of the Hodges Small Intrinsic Value Fund and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iii)
Addendum to the Custody Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)
Addendum to the Custody Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(v)
Amendment to the Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vi)
Form of Amendment to the Custody Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(vi)(A)
Amended Exhibit J to the Custody Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 574 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2014.

(vii)
Amendment to the Custody Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(viii)
Amendment to the Custody Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(ix)
Amendment to the Custody Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(xi)
Amendment to the Custody Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xi)(A)
Amendment to the Custody Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xii)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiii)
Amendment to the Custody Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xiii)(A)
Amended Exhibit N to the Custody Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2014.

(xiv)
Amendment to the Custody Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xiv)(A)
Amended Exhibit P to the Custody Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 572 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2014.

(xv)
Amendment to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(xvi)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvi)(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvii)
Amendment to the Custody Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xviii)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xix)
Amendment to the Custody Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xix)(A)
Amendment to the Custody Agreement, dated February 18, 2014, on behalf of the McKinley Non U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xx)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxi)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

	(xxi)(A)	Amendment to the Custody Agreement, dated ___________________, on behalf of the Balter Discretionary Global Macro Fund – to be filed by amendment.
(xxii)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(xxiii)	Amendment to the Custody Agreement dated __________, on behalf of the Rothschild Funds – to be filed by amendment.
	(xxiv)	Amended Exhibit H to the Amended and Restated Custody Agreement dated May 15, 2013, on behalf of the Portfolio 21 Global Equity Fund – filed herewith.
(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16 2006.

(i)(A)
Addendum to the Fund Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(B)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(C)
Amendment to the Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(i)(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 574 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2014.

(i)(E)
Amendment to the Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(i)(F)
Amendment dated June 19, 2013, to the Fund Administration Servicing Agreement dated June 22, 2006, on behalf of the Hodges Funds between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(i)(F)(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Small Intrinsic Value Fund, and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(i)(G)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(H)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Fund, the Osterweis Strategic Income Fund, the Osterweis Strategic Investment Fund, and the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 582 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2014.

(i)(I)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(i)(J)
Amendment to the Fund Administration Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2014.

(i)(K)
Amendment to the Fund Administration Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 572 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2014.

(i)(L)
Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(i)(M)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(i)(N)
Amendment to the Fund Administration Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(i)(O)
Amendment to the Fund Administration Servicing Agreement dated March 1, 2013, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(i)(O)(1)
Amendment to the Fund Administration Servicing Agreement, dated February 18, 2014, on behalf of the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(i)(P)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(i)(Q)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(i)(Q)(1)	Amendment to the Fund Administration Servicing Agreement, dated ______, on behalf of the Balter Discretionary Global Macro Fund – to be filed by amendment.
(i)(R)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(i)(S)
Amendment to the Fund Administration Servicing Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2014.

(i)(T)	Amendment to the Fund Administration Servicing Agreement on behalf of the Rothschild Funds – to be filed by amendment.
(i)(U)	Amendment to the Fund Administration Servicing Agreement dated March 25, 2013, on behalf of the Portfolio 21 Global Equity Fund – filed herewith.
(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(ii)(A)
Addendum to the Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(B)
Addendum to the Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(B)(2)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Small Intrinsic Value Fund, and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(ii)(C)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ii)(D)
Form of the Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(E)
Amendment to the Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(ii)(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ii)(G)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(ii)(H)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(ii)(I)
Amendment to the Fund Accounting Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2014.

(ii)(J)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 572 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2014.

(ii)(J)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(ii)(L)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ii)(M)
Amendment to the Fund Accounting Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ii)(N)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(ii)(O)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(ii)(O)(1)
Amendment to the Fund Accounting Servicing Agreement, dated February 18, 2014, on behalf of the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(ii)(P)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(ii)(Q)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(ii)(Q)(1)	Amendment to the Fund Accounting Servicing Agreement, on behalf of the Balter Discretionary Global Macro Fund – to be filed by amendment.

(ii)(R)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(ii)(S)	Amendment to the Fund Accounting Servicing Agreement, on behalf of the Rothschild Funds – to be filed by amendment.
(ii)(T)	Amendment to the Fund Accounting Servicing Agreement dated April 4, 2012, on behalf of the Portfolio 21 Global Equity Fund – filed herewith.
(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)(A)
Addendum to the Transfer Agent Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(B)
Addendum to the Transfer Agent Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(B)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(B)(2)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Small Intrinsic Value Fund and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iii)(C)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iii)(D)
Form of Amendment to the Transfer Agent Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(E)
Amendment to the Transfer Agent Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iii)(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Fund, the Osterweis Strategic Income Fund, the Osterweis Strategic Investment Fund, and the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 582 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2014.

(iii)(H)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iii)(I)
Amendment to the Transfer Agent Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(iii)(J)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iii)(K)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(iii)(L)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iii)(M)
Amendment to the Transfer Agent Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iii)(N)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iii)(O)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iii)(O)(1)
Amendment to the Transfer Agent Servicing Agreement, dated February 18, 2014, on behalf of the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(iii)(P)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(iii)(Q)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(iii)(Q)(1)	Amendment to the Transfer Agent Servicing Agreement, on behalf of the Balter Discretionary Global Macro Fund – to be filed by amendment.
(iii)(R)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iii)(S)	Amendment to the Transfer Agent Servicing Agreement, on behalf of the Rothschild Funds – to be filed by amendment.
(iii)(T)	Amendment to the Transfer Agent Servicing Agreement dated November 16, 2009, on behalf of the Portfolio 21 Global Equity Fund – filed herewith.
(iv)(A)
Operating Expenses Limitation Agreement dated September 2, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(iv)(A)(1)
Amended Appendix to Operating Expenses Limitation Agreement, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2014.

(iv)(B)
Operating Expenses Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(iv)(B)(1)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(B)(2)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(B)(3)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(B)(4)
Amended Appendix to Operating Expenses Limitation Agreement, between the Trust, on behalf of the Hodges Funds is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iv)(B)(5)
Operating Expenses Limitation Agreement dated October 31, 2011, between the Trust, on behalf of the series of the Trust listed on Appendix A which may be amended from time to time (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(iv)(C)
Operating Expenses Limitation Agreement dated July 31, 2012, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iv)(D)	Operating Expenses Limitation Agreement dated February 25, 2014, between the Trust, on behalf of Portfolio 21 Global Equity Fund, and Portfolio 21 Investments – filed herewith.
(iv)(E)
Operating Expenses Limitation Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(F)
Operating Expenses Limitation Agreement dated June 29, 2007, between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 26, 2007.

(iv)(G)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(iv)(H)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iv)(H)(1)
Amendment to Appendix A dated August 14, 2012 of the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iv)(I)
Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, with amended Schedule A between the Trust, on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(iv)(I)(1)
Amendment to Schedule A dated August 13, 2013, of the Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, between the Trust on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iv)(J)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(J)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(K)
Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iv)(K)(1)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(iv)(L)
Amended and Restated Support Services Agreement dated April 6, 2011 and amended November 5, 2012, between the Trust, on behalf of the GoodHaven Fund, and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2013.

(iv)(M)
Operating Expenses Limitation Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iv)(M)(1)
Amended Appendix A dated April 30, 2013, of the Operating Expenses Limitation Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(iv)(N)
Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(N)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(O)
Interim Operating Expenses Limitation Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(iv)(O)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iv)(O)(2)
Operating Expenses Limitation Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(iv)(P)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iv)(Q)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the McKinley Diversified Income Fund, and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iv)(Q)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the McKinley Diversified Income Fund on March 1, 2013 is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(iv)(Q)(2)
Shareholder Servicing Plan adopted by the Trust, on behalf of the McKinley Funds is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(iv)(Q)(3)
Appendix A to the Operating Expenses Limitation Agreement, between the Trust, on behalf of the McKinley Funds, and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(iv)(R)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund, dated December 30, 2013, is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(iv)(S)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Balter Long/Short Equity Fund, dated December 31, 2013 is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(iv)(S)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(iv)(S)(2)	Shareholder Servicing Plan adopted by the Trust, on behalf of the Balter Funds – to be filed by amendment.
(iv)(S)(3)	Appendix A to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Balter Funds – to be filed by amendment.
(iv)(T)
Operating Expenses Limitation Agreement between the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iv)(T)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(iv)(U)	Operating Expenses Limitation Agreement between the Trust, on behalf of the Rothschild Funds – to be filed by amendment.
	(iv)(U)(1)	Shareholder Servicing Plan adopted by the Trust, on behalf of the Rothschild Funds – to be filed by amendment.
(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005, by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(ii)(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(iii)(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(iv)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(v)
Opinion and Consent of Counsel dated September 28, 2004, by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(v)(A)
Opinion and Consent of Counsel dated June 26, 2007, by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vi)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(vii)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vii)(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(viii)
Opinion of Counsel dated May 1, 2009, by Goodwin Procter LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(viii)(A)
Consent of Counsel dated May 1, 2009, by Paul Hastings LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(ix)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ix)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xi)(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xi)(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(xii)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xii)(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xii)(B)
Opinion of Counsel dated July 30, 2012, by Sullivan & Worcester LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xii)(C)
Consent of Counsel dated July 30, 2012, by Paul Hastings LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xiii)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiii)(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Opinion of Counsel dated April 1, 2011, by Sullivan & Worcester LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xiv)(A)
Consent of Counsel dated April 6, 2011, by Paul Hastings LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xv)
Opinion of Counsel dated June 28, 2011, by Sullivan & Worcester LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xv)(A)
Consent of Counsel dated June 28, 2011, by Paul Hastings LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvi)
Opinion of Counsel dated March 7, 2012, by Sullivan & Worcester LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xvi)(A)
Consent of Counsel dated March 7, 2012, by Paul Hastings LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xvii)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvii)(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xviii)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xviii)(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xix)
Opinion of Counsel dated March 25, 2013, by Sullivan & Worcester LLP for the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xix)(A)
Consent of Counsel dated March 26, 2013, by Paul Hastings LLP for the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xix)(B)
Opinion of Counsel dated February 26, 2014, by Sullivan & Worcester LLP for the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xix)(C)
Consent of Counsel dated February 26, 2014, by Paul Hastings LLP for the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xx)
Opinion of Counsel dated March 25, 2013, by Sullivan & Worcester LLP for the DSM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xx)A
Consent of Counsel dated March 26, 2013, by Paul Hastings LLP for the DSM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xxi)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxi)(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxiii)
Opinion of Counsel dated October 10, 2013, by Sullivan & Worcester LLP for the DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xxiii)(A)
Consent of Counsel dated October 10, 2013, by Paul Hastings LLP for the DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xxiv)
Opinion of Counsel dated December 17, 2013, by Sullivan & Worcester LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xxiv)(A)
Consent of Counsel dated December 17, 2013, by Paul Hastings LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xxv)
Opinion of Counsel dated December 24, 2013, by Sullivan & Worcester LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxv)(A)
Consent of Counsel dated December 24, 2013, by Paul Hastings LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxvi)
Opinion of Counsel dated December 30, 2013, by Sullivan & Worcester LLP for the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvi)(A)
Consent of Counsel dated December 30, 2013, by Paul Hastings LLP for the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvii)
Opinion of Counsel dated December 31, 2013, by Sullivan & Worcester LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xxvii)(A)
Consent of Counsel dated December 31, 2013, by Paul Hastings LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(xxviii)	Opinion of Counsel dated _____________ by Sullivan & Worcester LLP for the Rothschild Funds – to be filed by amendment.
	(xxviii)(A)	Consent of Counsel dated ______________ by Paul Hastings LLP for the Rothschild Funds – to be filed by amendment.
	(xxix)	Opinion of Counsel dated __________ by Sullivan & Worcester LLP for the Balter Discretionary Global Macro Fund – to be filed by amendment.
	(xxix)(A)	Consent of Counsel dated _______ by Paul Hastings LLP for the Balter Discretionary Global Macro Fund – to be filed by amendment.
(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – filed herewith.
(ii)
Power of Attorney for Dorothy Berry dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(iii)
Power of Attorney for Wallace Cook dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(iv)
Power of Attorney for Eric Falkeis dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(v)
Power of Attorney for Carl Froebel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(vi)
Power of Attorney for Steve Paggioli dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(vii)
Power of Attorney for Eric C. VanAndel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 adopted by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(ii)(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iv)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on August 14, 2012, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(viii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(ix)(A)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the McKinley Funds is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(x)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

	(xi)(A)	Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Balter Funds – to be filed by amendment.
(xii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(xiii)	Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Rothschild Funds – to be determined.
(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 2, 2012 and amended on March 1, 2013 and August 13, 2013, adopted by the Trust on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iv)
Rule 18f-3 Plan dated August 3, 2009, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(v)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vi)
Rule 18f-3 Plan dated May 2011, adopted by the Trust on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(vii)
Rule 18f-3 Plan dated March 12, 2012, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(viii)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ix)
Rule 18f-3 Plan dated March 1, 2013, adopted by the Trust on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(ix)(A)
Rule 18f-3 Plan dated February 18, 2014, adopted by the Trust on behalf of the McKinley Funds is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(x)
Rule 18f-3 Plan dated November 12, 2013, adopted by the Trust on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xi)
Rule 18f-3 Plan dated November 12, 2013, adopted by the Trust on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

	(xi)(A)	Rule 18f-3 Plan dated _______, adopted by the Trust on behalf of the Balter Funds – to be filed by amendment.
(xii)
Rule 18f-3 Plan dated November 12, 2013, adopted by the Trust on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(xiii)	Rule 18f-3 Plan dated ______, adopted by the Trust on behalf of the Rothschild Funds – to be filed by amendment.
(o)		Reserved.
(p)	(i)
Code of Ethics for Hodges Capital Management, Inc. and First Dallas Securities Inc. as Amended and Restated January, 2014 is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(ii)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 463 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2012.

(iii)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 380 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2010.

(iv)
Code of Ethics for Portfolio 21 Investments, Inc. is herein incorporated by reference from Post-Effective Amendment No. 540 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 30, 2013.

(v)
Code of Ethics for Tygh Capital Management, Inc. dated June 2012 is herein incorporated by reference from Post-Effective Amendment No. 489 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(vi)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 573 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2014.

(viii)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(ix)
Code of Ethics for Hellman, Jordan Management Company, Inc. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(x)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 476 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 1, 2012.

(xi)
Code of Ethics for Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xii)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiii)
Revised Code of Ethics for GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2013.

(xiv)
Revised Code of Ethics for Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 572 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2014.

(xv)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2014.

(xvi)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(xvii)
Revised Code of Ethics for Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xviii)
Revised Code of Ethics for the Trust (Professionally Managed Portfolios) is herein incorporated by reference from Post-Effective Amendment No. 565 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2014.

(xix)
Revised Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xx)
Code of Ethics for McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(xxi)
Code of Ethics for Otter Creek Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxii)
Code of Ethics for Balter Liquid Alternatives, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxiii)
Code of Ethics for Apis Capital Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxiv)
Code of Ethics for Midwood Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxv)
Code of Ethics for BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xxvi)
Code of Ethics for Madison Street Partners, LLC is herein incorporated by reference from Post-Effective Amendment No. 565 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2014.

(xxvii)
Code of Ethics for Millrace Asset Group, Inc. is herein incorporated by reference from Post-Effective Amendment No. 565 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2014.

(xxviii)	Code of Ethics for Rothschild Asset Management Inc. – to be filed by amendment.
(xxix)	Code of Ethics for Willowbridge Associates Inc. – to be filed by amendment.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	Litman Gregory Funds Trust
Allied Asset Advisors Funds	LKCM Funds
Alpine Equity Trust	LoCorr Investment Trust
Alpine Income Trust	Loeb King Trust
Alpine Series Trust	Lord Asset Management Trust
Appleton Funds	MainGate Trust
Barrett Opportunity Fund, Inc.	Managed Portfolio Series
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Capital Guardian Funds Trust	PRIMECAP Odyssey Funds
Compass EMP Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Thompson IM Funds, Inc.
Glenmede Fund, Inc.	TIFF Investment Program, Inc.
Glenmede Portfolios	Trust for Professional Managers
Greenspring Fund, Inc.	Trust for Advised Portfolios
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)          To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

Principal Underwriter of BP Capital Funds:

(a)           With respect to the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund, Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AdvisorShares Trust	American Beacon Funds
American Beacon Select Funds	Avenue Mutual Funds Trust
BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
Bridgeway Funds, Inc.	Broadmark Funds
Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
Chilton Realty Income & Growth Fund, Series of Investment Managers Series Trust	Direxion Shares ETF Trust
Exchange Traded Concepts Trust II	FlexShares Trust
Forum Funds	Forum Funds II
FQF Trust	FSI Low Beta Absolute Return Fund
Gottex Multi-Alternatives Fund - I	Gottex Multi-Alternatives Fund - II
Gottex Multi-Asset Endowment Fund - I	Gottex Multi-Asset Endowment Fund – II
Gottex Trust	Henderson Global Funds
Infinity Core Alternative Fund	Ironwood Institutional Multi-Strategy Fund LLC
Ironwood Multi-Strategy Fund LLC	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
Manor Investment Funds	Nomura Partners Funds, Inc.
Outlook Funds Trust	Performance Trust Mutual Funds, Series of Trust for Professional Managers

Pine Grove Alternative Fund	Pine Grove Alternative Institutional Fund
Plan Investment Fund, Inc.	PMC Funds, Series of Trust for Professional Managers
Precidian ETFs Trust	Quaker Investment Trust
Renaissance Capital Greenwich Funds	RevenueShares ETF Trust
Salient MF Trust	Scotia Institutional Funds (f/k/a DundeeWealth Funds)
Sound Shore Fund, Inc.	Steben Select Multi-Strategy Fund
The Roxbury Funds	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
Turner Funds	Wintergreen Fund, Inc.

(b)           The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
With respect to BP Capital TwinLine Energy Fund and BP Capital TwinLine MLP Fund	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Balter Liquid Alternatives, LLC 125 High Street Oliver Street Tower, Suite 802 Boston, Massachusetts 02110
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
BP Capital Fund Advisors, LLC 817 Preston Road, Suite 260 Dallas, Texas 75225
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Contravisory Investment Management, Inc. 120 Longwater Drive, Suite 100 Norwell, Massachusetts 02061
FundX Investment Group f/k/a DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, California 94104
DSM Capital Partners LLC 320 East Main Street Mount Kisco, New York 10549
GoodHaven Capital Management, LLC 4940 S.W. 83rd Street Miami, Florida 33143
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
McKinley Capital Management, LLC 3301 “C” Street, Suite 500 Anchorage, Alaska 99503
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
NorthCoast Asset Management, LLC 6 Glenville Street Greenwich, Connecticut 06831
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Otter Creek Management, Inc. 222 Lakeview Avenue, Suite 1100 West Palm Beach, Florida 33401

Portfolio 21 Investments 721 N.W. Ninth Avenue, Suite 250 Portland, Oregon 97209
Rothschild Asset Management Inc. 1251 Avenue of the Americas New York, New York 10020
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130
Windowpane Advisors, L.L.C. 550 West “C” Street, Suite 960 San Diego, California 92101
Registrant’s Investment Sub-Advisers
Apis Capital Advisors, LLC 90 Park Avenue, 18th Floor New York, New York 10016
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110
Madison Street Partners, LLC 3200 Cherry Creek South Drive, Suite 360 Denver, Colorado 80209
Midwood Capital Management, LLC 20 Custom House Street, Suite 1610 Boston, Massachusetts 02110
Millrace Asset Group, Inc. 1205 Westlakes Drive, Suite 375 Berwyn, Pennsylvania 19312
Willowbridge Associates Inc. 101 Morgan Lane, Suite 180 Plainsboro, New Jersey 08536

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 590 meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 590 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 27th day of October, 2014.

Professionally Managed Portfolios

By:  /s/ Elaine E. Richards
Elaine E. Richards
President

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 590 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Dorothy A. Berry*	Trustee	October 27, 2014
Dorothy A. Berry

Wallace L. Cook*	Trustee	October 27, 2014
Wallace L. Cook

Eric W. Falkeis*	Trustee	October 27, 2014
Eric W. Falkeis

Carl A. Froebel*	Trustee	October 27, 2014
Carl A. Froebel

Steven J. Paggioli*	Trustee	October 27, 2014
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	October 27, 2014
Elaine E. Richards	Executive Officer

Eric C. VanAndel*	Treasurer and Principal	October 27, 2014
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		October 27, 2014
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description
(d)(xi)	Investment Advisory Agreement
(e)((iv)	Distribution Agreement
(g)(xxiv)	Amended Exhibit H to the Amended and Restated Custody Agreement
(h)(i)(U)	Amendment to the Fund Administration Servicing Agreement
(h)(ii)(T)	Amendment to the Fund Accounting Servicing Agreement
(h)(iii)(T)	Amendment to the Transfer Agent Servicing Agreement
(h)(iv)(D)	Operating Expenses Limitation Agreement
(j)(i)	Consent of Independent Registered Public Accounting Firm